TAXATION (Tables)	6 Months Ended
Jun. 30, 2016
TAXATION [Abstract]
Schedule of Noncurrent Deferred Tax Assets

	For the six months ended June 30
	2016	2017
	RMB	RMB
Deferred tax benefits	1,127,377	-
Current Income tax (expense)/benefit	(191,841,502)	30,932,634
Income tax (expense)/benefit, net	(190,714,125)	30,932,634